Note 7 - Plant, Equipment, and Mine Development, Net - Plant, Equipment, and Mine Development, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross	$ 63,809	$ 68,415	$ 53,174
Less: accumulated depreciation and amortization	(21,537)	(17,208)	(11,770)
Total	42,272	51,207	41,404
Processing Equipment [Member]
Property, Plant and Equipment, Gross	15,809	14,770
Leach Pads [Member]
Property, Plant and Equipment, Gross	$ 17,431	11,190	11,190
Building and Building Improvements [Member]
Depreciation Life	10 years
Property, Plant and Equipment, Gross	$ 10,507	10,507
Mine Equipment [Member]
Property, Plant and Equipment, Gross	4,898	4,716
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 730	136	41
Furniture and Fixtures [Member]
Depreciation Life	7 years
Property, Plant and Equipment, Gross	$ 290	129
Mine Development [Member]
Property, Plant and Equipment, Gross	408	119
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 13,736	$ 20,619	$ 20,750
Minimum | Processing Equipment [Member]
Depreciation Life	5 years
Minimum | Mine Equipment [Member]
Depreciation Life	5 years
Minimum | Vehicles [Member]
Depreciation Life	3 years	3 years
Maximum | Processing Equipment [Member]
Depreciation Life	13 years
Maximum | Mine Equipment [Member]
Depreciation Life	7 years
Maximum | Vehicles [Member]
Depreciation Life	5 years	5 years
Restatement Adjustment
Property, Plant and Equipment, Gross		$ 48,732
Total		31,524
Restatement Adjustment | Leach Pads [Member]
Property, Plant and Equipment, Gross		17,419
Restatement Adjustment | Construction in Progress [Member]
Property, Plant and Equipment, Gross		$ 936